UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-4269
Van Kampen Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)     (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 8/31
Date of reporting period: 11/30/08

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments ▪ November 30, 2008 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities 41.0%
$7,982	Federal Home Loan Mortgage Corp., December (a)	5.000%	TBA	$8,025,654
19,511	Federal Home Loan Mortgage Corp.	5.500	04/01/37 to 11/01/37	19,812,664
6,500	Federal Home Loan Mortgage Corp., December (a)	5.500	TBA	6,596,486
6,327	Federal Home Loan Mortgage Corp.	6.000	05/01/37 to 05/01/38	6,468,780
149	Federal Home Loan Mortgage Corp.	7.000	08/01/31 to 03/01/32	155,361
3,194	Federal Home Loan Mortgage Corp.	7.500	12/01/21 to 10/01/32	3,380,295
371	Federal Home Loan Mortgage Corp.	8.000	05/01/30 to 07/01/31	393,468
325	Federal Home Loan Mortgage Corp.	8.500	06/01/30	350,106
21	Federal Home Loan Mortgage Corp.	9.000	01/01/30	22,607
23	Federal Home Loan Mortgage Corp.	9.500	12/01/22	25,704
26	Federal Home Loan Mortgage Corp.	10.000	12/01/19	30,670
40	Federal Home Loan Mortgage Corp.	10.500	12/01/19	48,617
5,000	Federal National Mortgage Association, December (a)	4.500	TBA	5,000,000
379	Federal National Mortgage Association	5.000	06/01/37	381,475
11,200	Federal National Mortgage Association, December (a)	5.000	TBA	11,297,750
1	Federal National Mortgage Association	5.500	09/01/38	1,421

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (continued)
$5,000	Federal National Mortgage Association, December (a)	5.500%	TBA	$5,083,595
18,491	Federal National Mortgage Association	6.000	05/01/38	18,917,749
577	Federal National Mortgage Association	6.500	12/01/31 to 10/01/32	596,835
1,000	Federal National Mortgage Association, December (a)	6.500	TBA	1,027,969
1,411	Federal National Mortgage Association	7.000	01/01/24 to 10/01/34	1,480,300
2,302	Federal National Mortgage Association	7.500	03/01/21 to 09/01/32	2,424,291
2,531	Federal National Mortgage Association	8.000	11/01/25 to 06/01/32	2,681,056
654	Federal National Mortgage Association	8.500	06/01/30 to 01/01/31	706,111
13	Federal National Mortgage Association	9.000	08/01/25	13,875
237	Federal National Mortgage Association	9.500	07/01/16 to 04/01/30	261,026
133	Federal National Mortgage Association	10.000	10/01/18 to 11/01/18	157,469
102	Federal National Mortgage Association	10.500	03/01/18 to 03/01/21	118,888
273	Government National Mortgage Association	8.000	01/15/26 to 11/15/29	292,603
22	Government National Mortgage Association	8.500	08/15/26	23,191
114	Government National Mortgage Association	9.000	12/15/19 to 10/15/24	124,395
246	Government National Mortgage Association	9.500	11/15/17 to 09/15/22	268,156

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (continued)
$101	Government National Mortgage Association	10.000%	04/15/16 to 12/15/21	$118,020
31	Government National Mortgage Association	10.500	12/15/20	36,276
127	Government National Mortgage Association	11.000	03/15/16 to 01/15/19	145,096

	Total Mortgage Backed Securities 41.0%			96,467,959

	Corporate Bonds 22.4%
	Aerospace & Defense 0.0%
73	Systems 2001 Asset Trust LLC (Cayman Islands) (b)	6.664	09/15/13	72,709

	Automotive 0.1%
260	DaimlerChrysler NA Holding LLC	8.500	01/18/31	193,379
210	Harley-Davidson Funding Corp. (b)	6.800	06/15/18	135,159

				328,538

	Banking 2.1%
300	Bank of America Corp.	5.650	05/01/18	278,568
655	Bank of America Corp.	5.750	12/01/17	611,953
315	Bank of New York Mellon Corp.	4.500	04/01/13	305,598
365	Bank of New York Mellon Corp.	5.125	08/27/13	362,520
205	Citigroup, Inc.	5.875	05/29/37	169,854
330	Citigroup, Inc.	6.125	05/15/18	302,139
470	Citigroup, Inc. (c)	8.400	04/29/49	278,099
120	Credit Suisse USA, Inc.	5.125	08/15/15	105,786
360	HBOS PLC (United Kingdom) (b)	6.750	05/21/18	299,666
1,130	JPMorgan Chase & Co.	4.750	05/01/13	1,082,681
160	Nationwide Building Society (United Kingdom) (b)	4.250	02/01/10	157,746
160	Wachovia Capital Trust III (c)	5.800	03/15/42	68,829
630	Wachovia Corp.	5.500	05/01/13	597,604

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Banking (continued)
$300	Wells Fargo & Co.	5.625%	12/11/17	$285,082

				4,906,125

	Brokerage 1.1%
195	Bear Stearns Co., Inc.	5.550	01/22/17	172,403
305	Bear Stearns Co., Inc.	7.250	02/01/18	309,296
575	Credit Suisse New York (Switzerland)	6.000	02/15/18	487,032
700	Goldman Sachs Group, Inc.	6.150	04/01/18	572,083
480	Goldman Sachs Group, Inc.	6.750	10/01/37	308,437
215	Merrill Lynch & Co., Inc.	6.110	01/29/37	156,292
580	Merrill Lynch & Co., Inc.	6.875	04/25/18	547,070

				2,552,613

	Chemicals 0.1%
230	E.I. Du Pont de Nemours	6.000	07/15/18	226,119
105	Monsanto Co.	5.125	04/15/18	100,035

				326,154

	Construction Machinery 0.1%
115	Caterpillar Financial Services Corp.	4.900	08/15/13	108,428
270	John Deere Capital Corp.	5.750	09/10/18	240,231

				348,659

	Consumer Products 0.1%
385	Philips Electronics NV (Netherlands)	5.750	03/11/18	334,476

	Diversified Manufacturing 0.6%
70	Brookfield Asset Management, Inc. (Canada)	5.800	04/25/17	60,944
50	Brookfield Asset Management, Inc. (Canada)	8.125	12/15/08	50,008
85	Cooper Industries, Inc.	5.250	11/15/12	84,755

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Diversified Manufacturing (continued)
$735	General Electric Co.	5.250%	12/06/17	$674,693
270	Honeywell International, Inc.	5.300	03/01/18	259,765
210	Parker Hannifin Corp.	5.500	05/15/18	200,548
75	Tyco Electronics Group SA (Luxembourg)	5.950	01/15/14	67,512

				1,398,225

	Electric 1.3%
150	Alabama Power Co.	5.800	11/15/13	150,141
10	Appalachian Power Co.	5.650	08/15/12	9,372
40	Arizona Public Service Co.	5.800	06/30/14	33,415
50	Consumers Energy Co.	4.400	08/15/09	49,476
35	Detroit Edison Co.	6.125	10/01/10	34,869
160	Entergy Gulf States, Inc. (d)	3.210	12/01/09	158,870
211	Entergy Gulf States, Inc. (b)(d)	3.565	12/08/08	211,015
555	E.ON International Finance BV (Netherlands) (b)	5.800	04/30/18	501,141
105	Georgia Power Co.	6.000	11/01/13	105,982
350	NiSource Finance Corp. (d)	2.723	11/23/09	320,667
180	Nisource Finance Corp.	6.800	01/15/19	131,434
75	NiSource Finance Corp.	7.875	11/15/10	67,536
25	Ohio Edison Co.	6.400	07/15/16	21,237
55	Ohio Power Co., Ser K	6.000	06/01/16	50,515
200	Peco Energy Co.	5.350	03/01/18	179,186
190	PPL Energy Supply LLC	6.300	07/15/13	173,428
195	Public Service Colorado	6.500	08/01/38	190,520
225	Southwestern Electric Power Co.	6.450	01/15/19	203,421
45	Union Electric Co.	6.400	06/15/17	39,746
245	Union Electric Co.	6.700	02/01/19	219,348
240	Virginia Electric and Power Co.	8.875	11/15/38	261,451

				3,112,770

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Financial 0.1%
$255	NYSE Euronext	4.800%	06/28/13	$237,447

	Food/Beverage 0.9%
255	Archer-Daniels-Midland Co.	5.450	03/15/18	235,106
40	ConAgra Foods, Inc.	7.000	10/01/28	34,477
195	ConAgra Foods, Inc.	8.250	09/15/30	190,631
475	Diageo Capital PLC (United Kingdom)	7.375	01/15/14	495,488
285	Dr. Pepper Snapple Group, Inc. (b)	6.820	05/01/18	269,581
390	FBG Finance Ltd. (Australia) (b)	5.125	06/15/15	309,312
165	General Mills, Inc.	5.250	08/15/13	160,471
340	Kraft Foods, Inc.	6.125	08/23/18	312,733
50	Yum! Brands, Inc.	8.875	04/15/11	50,308

				2,058,107

	Gaming 0.2%
240	MGM Mirage, Inc.	6.000	10/01/09	195,600
390	MGM Mirage, Inc. (b)	13.000	11/15/13	327,600

				523,200

	Health Care 0.4%
110	Baxter International, Inc.	5.375	06/01/18	106,351
290	Covidien International Finance SA (Luxembourg)	6.000	10/15/17	268,722
245	Medco Health Solutions, Inc.	7.125	03/15/18	215,963
305	UnitedHealth Group, Inc.	6.000	02/15/18	267,475

				858,511

	Independent Energy 0.4%
235	Devon Financing Corp. ULC (Canada)	7.875	09/30/31	233,728
100	Gaz Capital SA (Luxembourg) (b)	6.510	03/07/22	51,500
380	Questar Market Resources, Inc.	6.800	04/01/18	348,393

Par
Amount
(kkk000)	Description	Coupon	Maturity	Value

	Independent Energy (continued)
$320	XTO Energy, Inc.	5.500%	06/15/18	$277,246

				910,867

	Integrated Energy 0.7%
370	ConocoPhillips	5.200	05/15/18	341,705
220	Consumers Energy Co.	4.000	05/15/10	213,415
435	Consumers Energy Co.	4.800	02/17/09	433,921
155	Marathon Oil Corp.	5.900	03/15/18	129,588
245	Marathon Oil Corp.	6.000	10/01/17	211,794
300	Petro-Canada (Canada)	6.050	05/15/18	236,371

				1,566,794

	Life Insurance 0.3%
55	American International Group, Inc. (b)	8.250	08/15/18	36,749
275	MetLife, Inc.	6.817	08/15/18	240,428
25	Platinum Underwriters Finance, Inc.	7.500	06/01/17	25,101
140	Prudential Financial, Inc.	6.625	12/01/37	99,424
430	Xlliac Global Funding (b)	4.800	08/10/10	397,014

				798,716

	Lodging 0.1%
210	Starwood Hotels & Resorts Worldwide, Inc.	6.750	05/15/18	148,288

	Media-Cable 0.8%
30	Comcast Cable Communications, Inc.	7.125	06/15/13	28,498
710	Comcast Corp.	5.700	05/15/18	597,311
20	Comcast Corp.	6.500	01/15/15	18,352
300	COX Communications, Inc. (b)	6.250	06/01/18	257,752
25	Echostar DBS Corp.	6.625	10/01/14	17,938
405	Time Warner Cable, Inc.	6.750	07/01/18	355,798

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Media-Cable (continued)
$340	Time Warner Cable, Inc.	8.750%	02/14/19	$334,570
360	Time Warner, Inc.	5.875	11/15/16	298,153

				1,908,372

	Media-Noncable 0.5%
225	Grupo Televisa SA (Mexico)	6.000	05/15/18	182,964
175	Interpublic Group of Cos., Inc.	6.250	11/15/14	97,125
130	Pearson Dollar Finance Two PLC (United Kingdom) (b)	6.250	05/06/18	113,655
460	Viacom, Inc.	6.875	04/30/36	333,351
550	Vivendi (France) (b)	6.625	04/04/18	478,319

				1,205,414

	Metals 0.3%
270	ArcelorMittal (Luxembourg)	6.125	06/01/18	186,981
150	GTL Trade Finance, Inc. (British Virgin Islands) (b)	7.250	10/20/17	125,764
420	Rio Tinto Finance USA Ltd. (Australia)	6.500	07/15/18	289,106

				601,851

	Noncaptive-Consumer Finance 1.2%
425	American Express Credit Corp.	7.300	08/20/13	403,499
35	American General Finance Corp.	4.625	05/15/09	29,127
1,385	General Electric Capital Corp.	5.625	05/01/18	1,279,306
15	Household Finance Corp.	6.375	10/15/11	14,313
115	Household Finance Corp.	8.000	07/15/10	114,087
1,040	HSBC Finance Corp.	5.500	01/19/16	893,614
40	SLM Corp.	4.000	01/15/10	35,705

				2,769,651

	Oil Field Services 0.1%
170	Weatherford International Ltd. (Bermuda)	6.000	03/15/18	140,813

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pharmaceuticals 0.8%
$350	Amgen, Inc.	5.850%	06/01/17	$340,095
235	AstraZeneca PLC (United Kingdom)	5.900	09/15/17	233,562
315	Biogen Idec, Inc.	6.875	03/01/18	319,034
335	Bristol-Myers Squibb Co.	5.450	05/01/18	325,742
345	GlaxoSmithKline Capital, Inc.	5.650	05/15/18	333,121
150	Hospira, Inc. (d)	4.242	03/30/10	146,326
150	Wyeth	5.450	04/01/17	141,960
70	Wyeth	5.500	02/15/16	68,562

				1,908,402

	Pipelines 0.6%
105	CenterPoint Energy Resources Corp.	6.250	02/01/37	68,280
70	CenterPoint Energy Resources Corp.	7.875	04/01/13	60,499
239	Colorado Interstate Gas Co.	6.800	11/15/15	200,789
220	Equitable Resources, Inc.	6.500	04/01/18	196,055
300	Kinder Morgan Finance Co. (Canada)	5.700	01/05/16	211,500
440	Plains All American Pipeline	6.700	05/15/36	281,581
205	Texas Eastern Transmission Corp.	7.000	07/15/32	173,954
275	TransCanada Pipelines Ltd. (Canada)	6.500	08/15/18	253,772

				1,446,430

	Property & Casualty Insurance 0.6%
180	Ace INA Holdings, Inc.	5.600	05/15/15	154,723
730	AIG SunAmerica Global Financing VI (b)	6.300	05/10/11	574,618
480	Berkshire Hathaway Finance Corp. (b)	5.400	05/15/18	439,363

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Property & Casualty Insurance (continued)
$60	Chubb Corp.	5.750%	05/15/18	$52,395
100	Farmers Exchange Capital (b)	7.050	07/15/28	68,054
185	Travelers Cos., Inc.	5.800	05/15/18	166,171

				1,455,324

	Railroads 0.4%
440	Burlington Northern Santa Fe Corp.	6.125	03/15/09	440,202
115	Canadian National Railway Co. (Canada)	5.550	05/15/18	110,432
60	Union Pacific Corp.	5.450	01/31/13	56,237
220	Union Pacific Corp.	7.875	01/15/19	233,351

				840,222

	Retailers 0.4%
260	CVS Caremark Corp.	5.750	06/01/17	226,097
43	CVS Lease Pass-Through Trust (b)	6.036	12/10/28	34,232
70	Home Depot, Inc. (d)	2.944	12/16/09	64,143
230	Walgreen Co.	4.875	08/01/13	233,816
380	Wal-Mart Stores, Inc.	4.250	04/15/13	381,740

				940,028

	Supermarkets 0.2%
105	Delhaize America, Inc.	9.000	04/15/31	97,193
115	Kroger Co.	5.000	04/15/13	106,852
165	Kroger Co.	6.400	08/15/17	155,688

				359,733

	Technology 0.8%
200	Dell, Inc. (b)	5.650	04/15/18	169,583
265	Fiserv, Inc.	6.800	11/20/17	217,109
120	Hewlett-Packard Co.	5.500	03/01/18	111,470
200	IBM Corp.	7.625	10/15/18	215,346
200	IBM Corp.	8.000	10/15/38	222,843

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Technology (continued)
$265	KLA Instruments Corp.	6.900%	05/01/18	$209,660
90	LG Electronics, Inc. (South Korea) (b)	5.000	06/17/10	83,730
370	Oracle Corp.	5.750	04/15/18	347,392
275	Xerox Corp.	6.350	05/15/18	197,538

				1,774,671

	Thrifts & Mortgage Finance 4.7%
3,600	Federal Home Loan Mortgage Corp.	5.125	11/17/17	3,873,370
3,700	Federal Home Loan Mortgage Corp.	5.500	08/23/17	4,064,720
3,000	Federal National Mortgage Association	5.000	05/11/17	3,186,720

				11,124,810

	Tobacco 0.6%
700	BAT International Finance PLC (United Kingdom) (a)(b)	9.500	11/15/18	718,515
345	Philip Morris International, Inc.	5.650	05/16/18	310,193
300	Reynolds American, Inc.	6.500	07/15/10	292,258

				1,320,966

	Utility 0.1%
395	AES Corp. (b)	8.750	05/15/13	349,575

	Wireless 0.2%
270	Rogers Communications, Inc. (Canada)	6.800	08/15/18	242,353
275	Vodafone Group PLC (United Kingdom)	5.625	02/27/17	234,061

				476,414

	Wireline 1.5%
580	AT&T Corp.	8.000	11/15/31	535,707
120	AT&T, Inc.	5.600	05/15/18	104,101

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wireline (continued)
$365	AT&T, Inc.	6.300%	01/15/38	$296,060
205	Deutsche Telekom International Finance BV (Netherlands)	8.750	06/15/30	194,430
475	France Telecom SA (France)	8.500	03/01/31	475,933
200	Sprint Capital Corp.	8.750	03/15/32	104,157
155	Sprint Nextel Corp.	6.000	12/01/16	86,141
65	Telecom Italia Capital (Luxembourg)	4.875	10/01/10	57,549
335	Telecom Italia Capital (Luxembourg)	4.950	09/30/14	244,839
460	Telecom Italia Capital (Luxembourg)	6.999	06/04/18	345,545
510	Telefonica Europe BV (Netherlands)	8.250	09/15/30	467,848
610	Verizon Communications, Inc.	5.500	02/15/18	508,813
175	Verizon Communications, Inc.	8.950	03/01/39	180,023

				3,601,146

	Total Corporate Bonds 22.4%			52,706,021

	Collateralized Mortgage Obligations 17.7%
333	American Home Mortgage Assets (d)	1.625	05/25/46	89,803
204	American Home Mortgage Assets (d)	1.695	06/25/47	37,871
771	American Home Mortgage Assets (d)	3.449	10/25/46	297,332
77	American Home Mortgage Assets (d)	3.569	10/25/46	13,149
166	American Home Mortgage Investment Trust (d)	1.585	12/25/46	64,742
722	American Home Mortgage Investment Trust (d)	1.695	09/25/45 to 03/25/46	207,778

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (continued)
$4	Bear Stearns Mortgage Funding Trust (d)	1.575%	10/25/36	$1,627
399	Bear Stearns Mortgage Funding Trust (d)	1.605	07/25/36	246,591
11,211	Bear Stearns Structured Products, Inc. (b)(e)(f)	*	06/26/36 to 04/25/37	1,121
14	Countrywide Alternative Loan Trust (f)	*	03/20/47	374
1,709	Countrywide Alternative Loan Trust (b)(c)(e)	0.003	05/25/47	171
1,096	Countrywide Alternative Loan Trust (b)(c)(e)	1.000	02/25/47	110
2	Countrywide Alternative Loan Trust (d)	1.565	05/25/47	679
1,481	Countrywide Alternative Loan Trust (d)	1.585	08/25/46	635,803
1,338	Countrywide Alternative Loan Trust (d)	1.645	10/25/46	420,040
1,140	Countrywide Alternative Loan Trust (d)	1.665	07/25/46 to 12/25/46	245,300
1,632	Countrywide Alternative Loan Trust (d)	1.695	12/25/35	690,046
560	Countrywide Alternative Loan Trust (d)	1.813	03/20/46	135,665
751	Countrywide Alternative Loan Trust (d)	1.895	06/25/47	75,128
1,881	Countrywide Alternative Loan Trust (d)	4.365	02/25/36	700,773
100	Countrywide Home Loans (d)	1.665	04/25/35	40,707
146	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust (d)	4.089	02/25/47	24,763

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (continued)
$8	Deutsche Alternative-A Securities, Inc. NIM Trust (Cayman Islands) (b)	6.750%	02/25/47	$7,058
173	Downey Savings & Loan Association Mortgage Loan Trust (d)	1.654	04/19/38	47,095
14,480	Federal Home Loan Mortgage Corp. (REMIC) (d)	1.763	05/15/37	13,344,946
2,750	Federal Home Loan Mortgage Corp. (REMIC) (d)	1.773	12/15/30	2,684,668
2,614	Federal Home Loan Mortgage Corp. (REMIC) (d)	1.923	07/15/28	2,598,787
264	Federal Home Loan Mortgage Corp. (REMIC) (d)(f)	4.563	03/15/24	22,244
19,735	Federal National Mortage Association (REMIC) (c)(f)	1.908	08/25/34	481,771
13,834	Federal National Mortgage Association (REMIC) (d)	1.735	06/25/37	13,055,741
11,961	Federal National Mortgage Association (REMIC) (c)(f)	4.038	07/25/36	508,359
2,427	Federal National Mortgage Association (REMIC) (c)(f)	4.088	03/25/36	24,272
184	Federal National Mortgage Association (REMIC) (f)	6.000	07/25/33	27,754
148	Federal National Mortgage Association (REMIC) (f)	6.500	05/25/33	20,459
144	Federal National Mortgage Association (STRIPS) (f)	6.500	06/01/31	27,846
74	Federal National Mortgage Association (REMIC) (f)	7.000	05/25/33	9,921
274	Federal National Mortgage Association (STRIPS) (f)	8.000	12/01/31	61,798

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (continued)
$2,347	Government National Mortgage Association (d)	2.053%	08/20/30	$2,321,133
93	Government National Mortgage Association (d)(f)	7.177	08/16/29	13,683
440	Greenpoint Mortgage Funding Trust (d)	1.685	02/25/36	198,404
439	Harborview Mortgage Loan Trust (d)	1.664	08/21/36	142,854
1,212	Harborview Mortgage Loan Trust (d)	1.674	01/25/47	397,068
288	Harborview Mortgage Loan Trust (d)	1.714	11/19/36	96,546
90	Harborview Mortgage Loan Trust (d)	1.903	06/20/35	33,966
400	Indymac Index Mortgage Loan Trust (d)	1.495	02/25/37	298,643
80	Indymac Index Mortgage Loan Trust (d)	1.675	03/25/35	34,918
163	Luminent Mortgage Trust (d)	1.615	12/25/36	49,898
125	Luminent Mortgage Trust (d)	1.645	05/25/36	37,224
166	MASTR Adjustable Rate Mortgages Trust (d)	1.645	04/25/46	45,658
754	MASTR Adjustable Rate Mortgages Trust (d)	3.419	04/25/46	150,887
2,106	Residential Accredit Loans, Inc. (b)(e)	*	05/25/47	211
1,307	Residential Accredit Loans, Inc. (b)(c)(e)	*	03/25/47	131
208	Residential Accredit Loans, Inc. (d)	1.595	03/25/47	79,372
120	Residential Accredit Loans, Inc. (d)	1.625	05/25/46	38,080
1,673	Residential Accredit Loans, Inc. (d)	1.655	05/25/47	466,042

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (continued)
$154	Structured Adjustable Rate Mortgage Loan Trust (d)	3.569%	07/25/35	$67,209
471	Structured Asset Mortgage Investments, Inc. (d)	1.585	02/25/36 to 02/25/37	157,878
54	Structured Asset Mortgage Investments, Inc. (d)	1.655	05/25/46	18,310
86	Structured Asset Mortgage Investments, Inc. (d)	1.665	04/25/36	23,481
76	Structured Asset Mortgage Investments, Inc. (d)	1.675	07/25/46	13,893
70	Structured Asset Mortgage Investments, Inc. (d)	1.705	02/25/36	21,543
54	Washington Mutual Mortgage Pass-Through Certificates (f)	*	09/25/46 to 03/25/47	488
663	Washington Mutual Mortgage Pass-Through Certificates (d)	1.685	11/25/46	122,938
225	Washington Mutual Mortgage Pass-Through Certificates (d)	1.745	06/25/46	32,106
16	Washington Mutual Mortgage Pass-Through Certificates (c)(f)	2.888	01/25/45	162
57	Washington Mutual Mortgage Pass-Through Certificates (d)	3.419	05/25/46	19,194
6	Washington Mutual Mortgage Pass-Through Certificates (d)	3.605	04/25/46	2,575

	Total Collateralized Mortgage Obligations 17.7%			41,736,787

	United States Government Obligations 9.4%
9,335	United States Treasury Bond (STRIPS)	0.010	11/15/19	6,058,630
5,295	United States Treasury Bond (STRIPS)	0.010	05/15/21	3,176,428
7,015	United States Treasury Bond (STRIPS)	0.010	11/15/21	4,132,228

Par
Amount
(000)	Description	Coupon	Maturity	Value

	United States Treasury Obligations (continued)
$15,035	United States Treasury Bond (STRIPS)	0.010%	11/15/21	$8,829,514

	Total United States Treasury Obligations 9.4%			22,196,800

	Asset Backed Securities 4.7%
172	Argent Securities, Inc. (d)	1.845	04/25/34	125,435
22	Bayview Financial Acquisition Trust (d)	3.350	11/28/36	21,752
400	Capital Auto Receivables Asset Trust (d)	1.433	04/15/11	380,485
2,495	Capital Auto Receivables Asset Trust (d)	1.482	07/15/10 to 05/15/11	2,438,227
29	Carrington Mortgage Loan Trust (d)	1.465	10/25/36	28,967
319	Carrington Mortgage Loan Trust (d)	1.515	02/25/37	282,811
52	Countrywide Asset-Backed Certificates (d)	1.595	07/25/34	34,206
410	Countrywide Asset-Backed Certificates (d)	1.735	06/25/33	335,217
413	Countrywide Asset-Backed Certificates (d)	1.785	11/25/34	327,697
13	Credit Based Asset Servicing and Securitization LLC (d)	1.435	07/25/36	12,378
110	Credit Based Asset Servicing and Securitization LLC (d)	1.465	01/25/37	94,120
83	Credit Based Asset Servicing and Securitization LLC (d)	3.319	06/25/36	82,168
158	Fieldstone Mortgage Investment Corp. (d)	1.465	11/25/36	144,767

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Asset Backed Securities (continued)
$55	First Franklin Mortgage Loan Certificates (d)	1.445%	03/25/37	$50,940
610	Ford Credit Auto Owner Trust (d)	1.433	04/15/10	603,544
1,069	Ford Credit Auto Owner Trust (d)	2.023	07/15/10	1,041,036
293	GSAMP Trust (d)	1.465	12/25/36	252,386
225	GSAMP Trust (d)	1.465	01/25/37	202,616
356	GSAMP Trust (d)	3.379	03/25/47	314,857
60	Indymac Residential Asset Backed Trust (d)	1.525	04/25/37	54,009
61	New Century Home Equity Loan Trust (d)	1.765	08/25/34	36,376
12	Newcastle Mortgage Securities Trust (d)	1.525	04/25/37	10,220
891	Nissan Auto Receivables Owner Trust (d)	1.923	05/17/10	878,217
654	Provident Bank Home Equity Loan Trust (d)	1.935	08/25/31	467,978
97	Renaissance Home Equity Loan Trust (d)	1.505	06/25/37	88,023
330	Residential Asset Mortgage Products, Inc. (d)	1.465	08/25/36 to 02/25/37	308,382
104	Residential Asset Mortgage Products, Inc. (d)	1.485	10/25/36	95,476
103	Residential Asset Securities Corp. (d)	3.339	10/25/36	99,398
144	Securitized Asset Backed Receivables LLC (d)	1.475	11/25/36	130,391
19	Securitized Asset Backed Receivables LLC (d)	1.505	02/25/37	16,265

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Asset Backed Securities (continued)
$671	Securitized Asset Backed Receivables LLC (d)	1.525%	05/25/37	$586,896
217	SLM Student Loan Trust (d)	3.525	10/27/14	212,157
781	Soundview Home Equity Loan Trust (d)	1.475	01/25/37 to 06/25/37	683,377
42	Specialty Underwriting & Residential Finance (d)	3.529	05/25/35	24,079
72	Structured Asset Investment Loan Trust (d)	1.765	11/25/33	52,601
65	Structured Asset Securities Corp. (d)	1.485	02/25/37	58,080
294	Structured Asset Securities Corp. (b)(d)	1.515	01/25/37	265,393
125	TXU Electric Delivery Transition Bond Company	4.810	11/17/14	123,325

	Total Asset Backed Securities 4.7%			10,964,252

	Adjustable Rate Mortgage Backed Securities 3.9%
316	Federal Home Loan Mortgage Corp. (d)	5.300	04/01/37	320,373
534	Federal Home Loan Mortgage Corp. (d)	5.694	01/01/37	540,510
248	Federal Home Loan Mortgage Corp. (d)	5.708	01/01/37	252,120
248	Federal Home Loan Mortgage Corp. (d)	5.796	04/01/37	249,634
213	Federal Home Loan Mortgage Corp. (d)	5.847	04/01/37	216,805
530	Federal Home Loan Mortgage Corp. (d)	5.857	10/01/36	540,801

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Adjustable Rate Mortgage Backed Securities (continued)
$632	Federal National Mortgage Association (d)	4.596%	11/01/33	$642,903
292	Federal National Mortgage Association (d)	4.663	03/01/36	274,555
1,164	Federal National Mortgage Association (d)	4.701	12/01/35	1,173,123
1,512	Federal National Mortgage Association (d)	4.708	10/01/35	1,524,180
1,018	Federal National Mortgage Association (d)	4.713	11/01/35	1,025,965
335	Federal National Mortgage Association (d)	4.729	06/01/36	335,705
380	Federal National Mortgage Association (d)	5.120	11/01/35	380,908
404	Federal National Mortgage Association (d)	5.253	03/01/37	403,713
454	Federal National Mortgage Association (d)	5.471	04/01/37	462,484
453	Federal National Mortgage Association (d)	5.805	05/01/37	465,370
97	Federal National Mortgage Association (d)	5.973	04/01/37	99,997
198	Government National Mortgage Association II (d)	5.375	01/20/25 to 06/20/25	197,078

	Total Adjustable Rate Mortgage Backed Securities 3.9%			9,106,224

	Foreign Government Obligations 0.4%
135	Korea Railroad Corp. (Republic of Korea (South Korea)) (b)	5.375	05/15/13	111,088

Par
Amount
(000)	Description	Coupon	Maturity	Value

$810	Brazilian Government International Bond (Brazil)	6.000%	01/17/17	$741,150

	Total Foreign Government Obligations 0.4%			852,238

	Total Long-Term Investments 99.5% (Cost $249,650,440)			$234,030,281

		Expiration	Exercise
Description	Contracts	Date	Price	Value

Purchased Option 0.2%

90-Day EuroDollar Futures Call, March, 2010 (Cost $185,043)	205	03/21/10	97.750	$366,438

Short-Term Investments 14.6%
Repurchase Agreements 4.7%
Banc of America Securities ($2,313,688 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.30%, dated 11/28/08, to be sold on 12/01/08 at $2,313,746)				$2,313,688
Citigroup Global Markets, Inc. ($4,627,376 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.25%, dated 11/28/08, to be sold on 12/01/08 at $4,627,472)				4,627,376
JPMorgan Chase & Co. ($1,388,213 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 11/28/08, to be sold on 12/01/08 at $1,388,236)				1,388,213
State Street Bank & Trust Co. ($2,772,723 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.03%, dated 11/28/08, to be sold on 12/01/08 at $2,772,731)				2,772,723

Total Repurchase Agreements 4.7%				11,102,000

Description	Value
United States Government Agency Obligations 9.9%
Federal Home Loan Bank Discount Notes ($5,000,000 par, yielding 0.764%, 02/03/09 maturity)	4,996,220
Federal Home Loan Bank Discount Notes ($1,000,000 par, yielding 0.458%, 01/13/09 maturity)	999,611
United States Treasury Bill ($2,200,000 par, yielding 0.355%, 12/04/08 maturity)	2,199,936
United States Treasury Bill ($6,935,000 par, yielding 0.334%, 01/15/09 maturity) (g)	6,932,154
United States Treasury Bill ($8,000,000 par, yielding 0.010%, 12/11/08 maturity)	7,999,978

Total United States Government Agency Obligations 9.9%	23,127,899

Total Short-Term Investments 14.6% (Cost $34,229,899)	34,229,899

Total Investments 114.3% (Cost $284,065,382)	268,626,618

Liabilities in Excess of Other Assets (14.2%)	(33,293,291)

Written Options (0.1%)	(239,594)

Net Assets 100.0%	$235,093,733

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	Security purchased on a when-issued, delayed delivery or forward commitment basis.

(b)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c)	Variable Rate Coupon

(d)	Floating Rate Coupon

(e)	Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(f)	IO — Interest Only

(g)	All or a portion of this security has been physically segregated in connection with open futures contracts and swap contracts.

REMIC — Real Estate Mortgage Investment Conduits

STRIPS — Separate Trading of Registered Interest and Principal of Securities

TBA — To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

Futures contracts outstanding as of November 30, 2008:

		Unrealized
		Appreciation/
	Contracts	Depreciation
Long Contracts:
5-Year Swap Futures, December 2008 (Current Notional Value of $114,797 per contract)	173	$825,439
10-Year Swap Future, December 2008 (Current Notional Value of $124,156 per contract)	8	65,483
U.S. Treasury Bond 30-Year Futures, December 2008 (Current Notional Value of $128,563 per contract)	25	137,741
U.S. Treasury Bond 30-Year Futures, March 2009 (Current Notional Value of $127,484 per contract)	58	317,878
U.S. Treasury Notes 2-Year Futures, December 2008 (Current Notional Value of $218,375 per contract)	154	597,264
U.S. Treasury Notes 2-Year Futures, March 2009 (Current Notional Value of $216,813 per contract)	20	12,396
U.S. Treasury Notes 10-Year Futures, December 2008 (Current Notional Value of $122,891 per contract)	21	28,701

Total Long Contracts:	459	1,984,902

Short Contracts:
EuroDollar 90-Day Futures, March 2011 (Current Notional Value of $242,988 per contract)	4	(13,761)
U.S. Treasury Notes 5-Year Futures, December 2008 (Current Notional Value of $119,344 per contract)	5	(16,126)
U.S. Treasury Notes 5-Year Futures, March 2009 (Current Notional Value of $116,711 per contract)	51	(63,112)
U.S. Treasury Notes 10-Year Futures, March 2009 (Current Notional Value of $120,969 per contract)	65	(246,184)

Total Short Contracts:	125	(339,183)

Total Futures Contracts	584	$1,645,719

Written options outstanding as of November 30, 2008:

	Exercise	Expiration	Number of
Name of Issuer	Price	Date	Contracts	Premium	Value
90-Day EuroDollar Futures Call, March 2010	$98.25	03/21/10	205	$(101,957)	$(239,594)

Swap agreements outstanding as of November 30, 2008:
Credit Default Swaps

			Pay/
			Receive		Notional			Credit
		Buy/Sell	Fixed	Expiration	Amount	Upfront		Rating
Counterparty	Reference Entity	Protection	Rate	Date	(000)	Payments	Value	of Issuer*
JP Morgan Chase Bank, N.A.	Nordstrom, Inc.	Buy	1.070%	03/20/18	$150	$0	$40,715	A-

					150	0	40,715

Goldman Sachs Capital Markets, L.P.	Dow Jones CDX NA IG HVOL 9	Sell	1.400	12/20/12	551	(31,211)	(83,304)	NR
Goldman Sachs Capital Markets, L.P.	Dow Jones CDX NA IG HVOL 9	Sell	1.400	12/20/12	575	(31,890)	(86,957)	NR
Goldman Sachs Capital Markets, L.P.	Dow Jones CDX NA IG HVOL 9	Sell	1.400	12/20/12	575	(33,607)	(86,984)	NR
Goldman Sachs Capital Markets, L.P.	Dow Jones CDX NA IG HVOL 9	Sell	1.400	12/20/12	1,242	(73,349)	(187,799)	NR
JP Morgan Chase Bank, N.A.	Dow Jones CDX NA IG 9	Sell	0.600	12/20/12	1,410	(48,587)	(97,338)	NR

					4,353	(218,644)	(542,382)

Total Credit Default Swaps					$4,503	$(218,644)	$(501,667)

NR-Not Rated
*Credit rating as issued by Standard and Poor’s.

Interest Rate Swaps

		Pay/
		Receive			Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value
Bank of America, N.A.	EUR-EURIBOR Reuters	Pay	4.415%	10/07/18	$7,817	$(29,253)
Bank of America, N.A.	USD-LIBOR BBA	Pay	3.585	10/08/13	6,500	220,511
Bank of America, N.A.	USD-LIBOR BBA	Pay	3.831	09/09/13	7,000	354,606
Bank of America, N.A.	USD-LIBOR BBA	Pay	4.779	10/10/18	66,261	3,114,930
Bank of America, N.A.	USD-LIBOR BBA	Pay	4.798	10/07/23	17,689	978,378
Bank of America, N.A.	USD-LIBOR BBA	Pay	4.983	04/15/18	6,585	361,648
Bank of America, N.A.	USD-LIBOR BBA	Pay	5.070	04/14/18	5,620	328,489
Bank of America, N.A.	USD-LIBOR BBA	Pay	5.370	02/12/18	2,910	205,766
Bank of America, N.A.	USD-LIBOR BBA	Pay	5.558	07/24/23	27,411	2,212,616
Citibank, N.A.	USD-LIBOR BBA	Pay	3.772	04/24/13	3,200	139,837
Citibank, N.A.	USD-LIBOR BBA	Pay	4.470	01/10/18	2,000	229,325
Citibank, N.A.	USD-LIBOR BBA	Pay	5.020	09/11/17	450	68,038
Citibank, N.A.	USD-LIBOR BBA	Pay	5.333	05/22/17	750	125,704
Citibank, N.A.	USD-LIBOR BBA	Pay	5.368	05/23/17	750	127,646
Citibank, N.A.	USD-LIBOR BBA	Pay	5.414	05/25/17	1,725	299,413
Citibank, N.A.	USD-LIBOR BBA	Pay	5.440	05/29/17	1,175	206,094
Deutsche Bank AG Frankfurt	EUR-EURIBOR Reuters	Pay	4.958	07/24/18	11,738	369,779
Deutsche Bank AG Frankfurt	EUR-EURIBOR Reuters	Pay	5.239	07/09/23	3,661	91,362
Deutsche Bank AG Frankfurt	EUR-EURIBOR Reuters	Pay	5.240	07/10/23	3,327	83,226
Deutsche Bank AG Frankfurt	EUR-EURIBOR Reuters	Pay	5.268	07/03/23	22,436	590,260
Goldman Sachs Capital Markets, L.P.	USD-LIBOR BBA	Pay	5.340	05/24/17	900	151,308

		Pay/
		Receive			Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value
Goldman Sachs Capital Markets, L.P.	USD-LIBOR BBA	Pay	5.630%	02/28/18	$18,575	$1,507,918
Goldman Sachs International	EUR-EURIBOR Reuters	Pay	4.370	10/07/18	3,909	(25,218)
Goldman Sachs International	USD-LIBOR BBA	Pay	4.790	10/07/23	8,845	486,984
JP Morgan Chase Bank, N.A.	USD-LIBOR BBA	Pay	4.070	05/16/13	19,935	1,180,893
JP Morgan Chase Bank, N.A.	USD-LIBOR BBA	Pay	4.274	06/02/13	3,790	308,567
JP Morgan Chase Bank, N.A.	USD-LIBOR BBA	Pay	4.476	01/08/18	1,500	173,918
JP Morgan Chase Bank, N.A.	USD-LIBOR BBA	Pay	4.968	11/06/17	35,000	5,070,827
JP Morgan Chase Bank, N.A.	USD-LIBOR BBA	Pay	5.164	09/20/17	500	80,538
JP Morgan Chase Bank, N.A.	USD-LIBOR BBA	Pay	5.370	05/23/17	750	127,811
JP Morgan Chase Bank, N.A.	USD-LIBOR BBA	Pay	5.448	05/29/17	1,175	206,800
Merrill Lynch Capital Services, Inc.	USD-LIBOR BBA	Pay	5.000	04/15/18	8,790	488,988

						19,837,709

Bank of America, N.A.	EUR-EURIBOR Reuters	Receive	4.390	10/07/23	9,803	40,321

		Pay/
		Receive			Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value
Bank of America, N.A.	USD-LIBOR BBA	Receive	3.903%	09/10/13	$18,960	$(1,022,975)
Bank of America, N.A.	USD-LIBOR BBA	Receive	4.243	10/10/38	15,041	(3,342,801)
Bank of America, N.A.	USD-LIBOR BBA	Receive	4.670	08/04/18	18,365	(2,557,286)
Bank of America, N.A.	USD-LIBOR BBA	Receive	4.800	10/07/18	14,107	(675,735)
Bank of America, N.A.	USD-LIBOR BBA	Receive	5.380	07/24/18	21,298	(1,507,685)
Bank of America, N.A.	USD-LIBOR BBA	Receive	5.380	04/15/23	7,985	(596,001)
Bank of America, N.A.	USD-LIBOR BBA	Receive	5.470	04/14/23	7,200	(559,440)
Bank of America, N.A.	USD-LIBOR BBA	Receive	5.815	02/12/23	3,736	(334,223)
Barclays Bank PLC	USD-LIBOR BBA	Receive	**	11/15/19	5,715	(837,542)
Barclays Bank PLC	USD-LIBOR BBA	Receive	**	11/15/21	3,873	(750,336)
Citibank, N.A.	USD-LIBOR BBA	Receive	4.730	12/27/17	1,425	(198,188)
Citibank, N.A.	USD-LIBOR BBA	Receive	5.288	09/28/17	550	(93,083)
Deutsche Bank AG Frankfurt	EUR-EURIBOR Reuters	Receive	4.860	07/10/18	2,650	(69,021)
Deutsche Bank AG Frankfurt	EUR-EURIBOR Reuters	Receive	4.861	07/09/18	2,917	(76,277)
Deutsche Bank AG Frankfurt	EUR-EURIBOR Reuters	Receive	4.934	07/01/18	17,909	(552,614)
Deutsche Bank AG Frankfurt	EUR-EURIBOR Reuters	Receive	5.188	07/24/23	14,713	(332,962)
Deutsche Bank AG Frankfurt	USD-LIBOR BBA	Receive	**	11/15/21	3,242	(515,762)
Goldman Sachs Capital Markets, L.P.	USD-LIBOR BBA	Receive	6.035	02/28/23	23,835	(2,310,803)
Goldman Sachs International	EUR-EURIBOR Reuters	Receive	4.355	10/07/23	4,899	79,967

		Pay/
		Receive			Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value
Goldman Sachs International	USD-LIBOR BBA	Receive	4.800%	10/07/18	$7,053	$(337,839)
JP Morgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	**	05/15/21	2,976	(567,642)
JP Morgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	**	11/15/21	5,198	(955,141)
JP Morgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	4.408	05/01/18	20,925	(2,155,234)
JP Morgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	4.621	02/22/18	3,500	(460,788)
JP Morgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	5.233	09/27/17	500	(81,191)
JP Morgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	5.253	10/11/17	600	97,804
JP Morgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	5.300	09/28/17	550	(93,561)
Merrill Lynch Capital Services, Inc.	USD-LIBOR BBA	Receive	5.395	04/16/23	11,215	(842,807)

						(21,608,845)

Total Interest Rate Swaps						(1,771,136)

Swap Collateral Received From Counterparty
Citibank, N.A.						(910,000)
JP Morgan Chase Bank, N.A						(2,540,000)

Total Swap Collateral Received						(3,450,000)

Total Swap Agreements						$(5,722,803)

**	Zero coupon swap. The Fund and/or counterparty will make a net payment on the expiration date.

Accounting Pronouncements:
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157’’), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s investments carried at value:

	Investments	Other
	in	Financial
Valuation Inputs	Securities	Instruments*
Level 1 - Quoted Prices	$366,437	$1,406,125
Level 2 - Other Significant Observable Inputs	268,258,438	(2,272,803)
Level 3 - Significant Unobservable Inputs	1,743	-0-

Total	$268,626,618	$(866,678)

*	Other financial instruments include futures, forwards, options and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 08/31/08	$-0-
Accrued Discounts/Premiums	-0-
Realized Gain/Loss	61,471
Change in Unrealized Appreciation/Depreciation	(61,188)
Net Purchases/Sales	-0-
Net Transfers in and/or out of Level 3	1,460

Balance as of 11/30/08	$1,743

Net Change in Unrealized Appreciation/Depreciation from Investments still held as of 11/30/08	$(61,188)
Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available as noted above, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Options are valued at the last sale price. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
     The Fund adopted the provisions of the FASB Staff Position Paper No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No.45 (“FSP FAS 133-1 and FIN 45-4”), effective November 30, 2008. FSP FAS 133-1 and FIN 45-4 requires the seller of credit derivatives to provide additional disclosure about its credit derivatives.
     The Fund may enter into credit default swap contracts, a type of credit derivative, for hedging purposes or to gain exposure to a credit or index of credits in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer or index of issuers. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. The seller in a credit default swap contract would be required to pay an agreed-upon amount to the buyer in the event of an adverse credit event of the issuer. This agreed-upon amount approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments and is estimated to be the maximum potential future payment that the seller could be required to make under the credit default swap contract. In the event of an adverse credit event, the seller generally does not have any contractual remedies against the issuer or any other third party. However, if a physical settlement is elected, the seller would receive the defaulted credit and, as a result, become a creditor of the issuer.
     The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.
     Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is disclosed in the table following the Portfolio of Investments. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust

By:	/s/ Edward C. Wood III

Name: Edward C. Wood III
Title: Principal Executive Officer
Date: January 20, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III

Name: Edward C. Wood III
Title: Principal Executive Officer
Date: January 20, 2009

By:	/s/ Stuart N. Schuldt

Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: January 20, 2009